Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Income:
Foreign exchange gains-net	¥ (49,561)	¥ (134,885)		¥ 192,086
Trading account losses-net	(73,114)	(639,184)		276,654
Expense:
Operating expenses	2,743,100	2,716,100		2,695,200
Income before income tax expense	1,661,819	272,543		1,162,670
Income tax expense (benefit)	407,823	94,453		369,432
Net income attributable to Mitsubishi UFJ Financial Group	1,228,160	202,680		802,332
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	576,332	608,504		574,118
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	487,491	535,512		501,788
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	88,841	72,992		72,330
Management fees from subsidiaries	26,073	26,095		24,388
Interest income from subsidiaries	80,670	48,665		8,043
Foreign exchange gains-net	24,726	3,614		36,715
Trading account losses-net	(26,749)	(41,279)		(7,907)
Other income	1,508	1,427		975
Total income	682,560	647,026		636,332
Expense:
Operating expenses	26,016	25,692		23,074
Interest expense to subsidiaries and affiliated companies	31,426	28,867		26,553
Interest expense	65,068	35,689		3,429
Other expense	1,791	2,554		1,788
Total expense	124,301	92,802		54,844
Equity in undistributed net income (loss) of subsidiaries and affiliated companies-net	672,421	(362,899)		216,632
Income before income tax expense	1,230,680	191,325		798,120
Income tax expense (benefit)	2,520	(11,355)		(4,212)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,228,160	¥ 202,680	[1]	¥ 802,332	[1]

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.